INCOME TAXES (Details Textual) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended														1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2008	Dec. 31, 2012 Shenzhen Comtech [Member] Maximum [Member]	Dec. 31, 2012 Shenzhen Comtech [Member] Minimum [Member]	Dec. 31, 2012 Hong Kong [Member]	Dec. 31, 2011 Hong Kong [Member] USD ($)	Dec. 31, 2011 Hong Kong [Member] CNY	Dec. 31, 2010 Hong Kong [Member]	Dec. 31, 2012 Foreign Tax Authority [Member] USD ($)	Dec. 31, 2012 Foreign Tax Authority [Member] CNY	Dec. 31, 2011 Foreign Tax Authority [Member] CNY	Mar. 31, 2007 Prc [Member]	Dec. 31, 2012 Prc [Member] USD ($)	Dec. 31, 2012 Prc [Member] CNY	Dec. 31, 2011 Prc [Member] CNY	Dec. 31, 2010 Prc [Member] CNY	Dec. 31, 2008 Prc [Member]	Dec. 31, 2012 Prc [Member] Expire In 2013 [Member] CNY	Dec. 31, 2012 Prc [Member] Expire In 2014 [Member] CNY	Dec. 31, 2012 Prc [Member] Expire In 2015 [Member] CNY	Dec. 31, 2012 Prc [Member] Expire In 2016 [Member] CNY	Dec. 31, 2012 Prc [Member] Expire In 2017 [Member] CNY
PRC statutory tax rate	34.00%	25.00%	25.00%	25.00%	25.00%											25.00%					25.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential									16.50%	16.50%	16.50%	16.50%
Effective Income Tax Rate Tansitional Income Tax Rate							12.50%	0.00%									25.00%	25.00%	24.00%	22.00%	18.00%
Effect of PRC tax holiday			(29,113)	(33,947)	(26,511)
Basic earnings per share: (in dollars per share)		$ 0.11	0.66	(4.22)	3.01												$ 0.13	0.80	0.92	0.71
Diluted earnings per share: (in dollars per share)		$ 0.11	0.66	(4.22)	2.94												$ 0.13	0.80	0.92	0.71
Change in valuation allowance		629	3,921	(1,544)	5,982
Valuation Allowance For Of Derecognized Unutilised Tax Loss Carry Forward		89	557
Operating Loss Carryforwards		1,746								1,299	8,096						5,289	32,953				3,728	2,555	1,140	15,357	10,173
Percentage Of Levied Withholding Tax						10.00%
Net deferred tax liability			21,254	25,427									56,902	354,507	390,129
Undistributed Earnings of Foreign Subsidiaries		167,360	1,042,669	1,147,438
Unrecognized Tax Benefits Period Under Payment		16	100
Operating Loss Carryforwards, Expiration Dates		2032	2032
Valuation Allowances and Reserves, Period Increase (Decrease)																	$ 540	3,364	1,544	5,646